Main items related to operating activities - Operating expenses, research and development costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee
Main items related to operating activities
Purchases, net of inventory variation	$ (116,221)	$ (125,816)	$ (99,411)
Exploration costs	(785)	(797)	(864)
Other operating expenses	(27,255)	(27,484)	(24,966)
Other operating expenses, Non-current operating liabilities (allowances) reversals	1,152	1,068	280
Other operating expenses, Current operating liabilities (allowances) reversals	(157)	(202)	66
Operating expenses	(144,261)	(154,097)	(125,241)
Research and development costs	$ 968	$ 986	$ 912
Research and development costs as a percentage of sales	0.48%
Number of staff dedicated to research and development activities | employee	4,339	4,288	4,132